Other Financial Liabilities - Summary of Estimates of Undiscounted Flows of Bank Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 322,082	$ 84,003	[1]	$ 701,175	[1]
Other financial liabilities, Non-current	$ 2,170,328	2,382,396	[1]	2,171,325	[1]
Chile [Member] | Future Undiscounted Debt Flow [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	0.32%
Chile [Member] | Future Undiscounted Debt Flow [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.24%
Chile [Member] | Future Undiscounted Debt Flow [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	3.51%
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 239,204	50,642		173,706
Other financial liabilities, Non-current	$ 976,186	1,228,830		887,919
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.00%
Other financial liabilities, Current	$ 239,198	50,642		173,706
Other financial liabilities, Non-current	$ 976,186	1,228,830		887,919
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.20%
Other financial liabilities, Current	$ 6
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	11,758	12,487		4,935
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	11,752	12,487		4,935
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Less than 90 Days [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	6
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	227,446	38,155		168,771
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	227,446	38,155		168,771
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	93,100	242,064		37,142
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	93,100	242,064		37,142
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	91,944	94,898		204,934
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	91,944	94,898		204,934
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	90,588	93,579		57,679
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	90,588	93,579		57,679
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	89,320	92,052		57,572
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	89,320	92,052		57,572
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	611,234	706,237		530,592
Secured And Unsecured Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	611,234	706,237		530,592
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	132,170	127,454		539,747
Other financial liabilities, Non-current	1,827,989	1,935,146		2,083,438
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	27,173	23,667		26,321
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	104,997	103,787		513,426
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	320,565	125,262		132,115
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	1,085,632	313,954		129,730
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	49,792	1,079,071		318,229
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	8,586	44,860		1,083,314
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 363,414	371,999		420,050
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.59%
Other financial liabilities, Current	$ 74,451	74,451		479,661
Other financial liabilities, Non-current	$ 1,676,739	1,751,189		1,825,641
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	4.97%
Other financial liabilities, Current	$ 57,719	53,003		60,086
Other financial liabilities, Non-current	151,250	183,957		257,797
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	24,826	21,060		22,859
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Less than 90 Days [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	2,347	2,607		3,462
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	49,625	53,391		456,802
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More than 90 Days [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	55,372	50,396		56,624
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	265,335	74,451		74,451
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	55,230	50,811		57,664
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	1,030,818	265,335		74,451
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	54,814	48,619		55,279
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	8,586	1,030,818		265,335
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	41,206	48,253		52,894
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	8,586	8,586		1,030,818
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		36,274		52,496
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 363,414	$ 371,999		380,586
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current				$ 39,464

[1]	See Note 3.